Convertible debentures (Details)																2 Months Ended		9 Months Ended			12 Months Ended
	Mar. 20, 2026 USD ($) shares	Mar. 20, 2026 CAD ($) $ / shares shares	Jul. 07, 2025 USD ($) shares	May 23, 2025 USD ($)	May 05, 2025 USD ($)	Apr. 15, 2025 USD ($) shares	Mar. 28, 2025 USD ($) shares	Mar. 28, 2025 CAD ($) $ / shares shares	Mar. 25, 2025 USD ($) shares	Mar. 06, 2025 USD ($) $ / shares shares	Mar. 06, 2025 CAD ($) $ / shares shares	Feb. 26, 2025 USD ($) shares	Feb. 07, 2025 USD ($) shares	Jan. 20, 2025 USD ($) $ / shares shares	Jan. 20, 2025 CAD ($) $ / shares shares	Nov. 30, 2025 USD ($) $ / shares	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) $ / shares shares	Sep. 30, 2026 CAD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CAD ($) $ / shares shares	Nov. 30, 2025 $ / shares	Oct. 01, 2025 shares	Aug. 01, 2025 shares	Jul. 25, 2025 USD ($) shares
Convertible debentures (Details) [Line Items]
Number of convertible debentures issued (in Shares) | shares	3,750	3,750					2,420	2,420	25,257	100	100	221,237	152,577	1,480	1,480			1,086,108	1,086,108			1,000	1,000
Issue price per share (in Dollars per share) | $ / shares		$ 3						$ 6.6			$ 4.85				$ 4.85								$ 1,000
Total gross proceeds	$ 2,733,109	$ 3,750,000					$ 1,683,352	$ 2,420,000		$ 69,890	$ 100,000			$ 1,032,744	$ 1,480,000	$ 5,000,000						$ 702,700	$ 1,000,000
Bear interest at a rate																						1.25%	1.25%
Conversion price (in Dollars per share) | $ / shares																							$ 6.25
Exercise price (in Dollars per share) | $ / shares		$ 3.75						$ 7			$ 5.25				$ 5.25								$ 7
Initial fair value of the warrants							1,218,875			$ 38,702				$ 405,656								$ 245,147
Fair value of conversion feature amount				$ 739,260	$ 1,088,190
Gain on change in fair value																				$ 1,003,355
Value of conversion option																						320,000
Warrants per debenture per unit (in Dollars per share) | $ / shares										$ 103.093				$ 103.093
Value of conversion	$ (1,491,844)						$ (1,954,755)		$ (30,000)	$ 30,000				$ (599,770)		$ 0						$ (320,000)
Converted debentures (in Shares) | shares	333.33											373,814									376,347
Converted debt												$ 656,513	$ 2,912,862
gain (loss) on fair value total																		1,513,174
Interest penalty												$ 210,872
loss on issuance of convertible debt																		1,490,278
Debentures units (in Shares) | shares																						2,420
Loss on issuance of convertible debt																		1,490,278
Debenture unit mature tearm	24 months	24 months
Bear interest rate	1.25%	1.25%
Warrant period	5 years	5 years
Initial value allocated to the warrant	$ 1,241,265
Unpaid accrued interes (in Dollars)																			$ 103,362
Interest expense																		107,846
Debenture derivative liabilities																		684,619
Convertible debentures balance																		104,839
Unsecured convertible debenture units (in Shares) | shares			50																							92.5
Aggregate gross proceeds																		2,000,000
Deemed share price | (per share)																$ 0.0041								$ 0.006
Fair value of Conversion feature																		0			0
Aggregate gross proceeds																		$ 500,000
Share price | (per share)																		$ 0.0041	$ 0.006
Fair value of the warrants
Tranche 1 [Member]
Convertible debentures (Details) [Line Items]
Unsecured convertible debenture units (in Shares) | shares						172
Debenture price						$ 1,000
Debenture for gross proceeds						$ 177,416
Debenture interest rate (as a percent)						8.00%
Additional percentage						10.00%
Aggregate percentage						18.00%
Description of common share																		Each unit consists of one (1) common share in the capital of the Company (each, a “Common Share”) and (ii) one half of a one (1/2) Common Share purchase warrant (each whole warrant, a “Warrant”). Each Warrant entitles the holder to acquire one additional Common Share on or before April 15, 2027, for 115% of the Liquidity Event Price.	Each unit consists of one (1) common share in the capital of the Company (each, a “Common Share”) and (ii) one half of a one (1/2) Common Share purchase warrant (each whole warrant, a “Warrant”). Each Warrant entitles the holder to acquire one additional Common Share on or before April 15, 2027, for 115% of the Liquidity Event Price.
Description of conversion price																		The conversion price (“Unbuzzd Conversion Price”) is equal to: i)US$3.60 post-consolidated price her Unit ii)In the event of a Qualified Financing, then 0.80 multiplied by the Qualified Financing Price; or iii)In the event of a Liquidity Event, then 0.80 multiplied by the Liquidity Event Price:	The conversion price (“Unbuzzd Conversion Price”) is equal to: i)US$3.60 post-consolidated price her Unit ii)In the event of a Qualified Financing, then 0.80 multiplied by the Qualified Financing Price; or iii)In the event of a Liquidity Event, then 0.80 multiplied by the Liquidity Event Price:
Tranche 2 [Member]
Convertible debentures (Details) [Line Items]
Debenture price			$ 1,000
Debenture for gross proceeds			$ 50,000
Tranche 3 [Member]
Convertible debentures (Details) [Line Items]
Debenture price																	$ 1,000
Debenture for gross proceeds																	$ 92,500
Tranche 4 [Member]
Convertible debentures (Details) [Line Items]
Unsecured convertible debenture units (in Shares) | shares																									35
Debenture price																$ 1,000
Debenture for gross proceeds																$ 35,000
Debenture interest rate (as a percent)																8.00%
Description of common share																		Each Unbuzzd Unit consists of one (1) common share in the capital of Unbuzzd (each, a “Unbuzzd Common Share”) and (ii) one half of a one (1/2) Unbuzzd Common Share purchase warrant (each whole warrant, a “Unbuzzd Warrant”). Each Unbuzzd Warrant entitles the holder to acquire one additional Unbuzzd Common Share on or before December 31, 2027 for 115% of the Unbuzzd Liquidity Event Price.	Each Unbuzzd Unit consists of one (1) common share in the capital of Unbuzzd (each, a “Unbuzzd Common Share”) and (ii) one half of a one (1/2) Unbuzzd Common Share purchase warrant (each whole warrant, a “Unbuzzd Warrant”). Each Unbuzzd Warrant entitles the holder to acquire one additional Unbuzzd Common Share on or before December 31, 2027 for 115% of the Unbuzzd Liquidity Event Price.
Description of conversion price																		The conversion price (“Unbuzzd Conversion Price”) is equal to: i)US$3.60 post-consolidated price per Unbuzzd Unit; ii)In the event of an Unbuzzd Qualified Financing, then 0.80 multiplied by the Unbuzzd Qualified Financing Price; or iii)In the event of an Unbuzzd Liquidity Event, then 0.80 multiplied by the Unbuzzd Liquidity Event Price:	The conversion price (“Unbuzzd Conversion Price”) is equal to: i)US$3.60 post-consolidated price per Unbuzzd Unit; ii)In the event of an Unbuzzd Qualified Financing, then 0.80 multiplied by the Unbuzzd Qualified Financing Price; or iii)In the event of an Unbuzzd Liquidity Event, then 0.80 multiplied by the Unbuzzd Liquidity Event Price:
Bottom of range [member]
Convertible debentures (Details) [Line Items]
Converted partial amount (in Dollars)																			$ 3,155,000
Total for all related parties [member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares																						330
Loss on issuance of convertible debt																		$ 1,059,206
December 2024 Debenture Units Issued One [Member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares																						330
December 2024 Debenture Units Issued Two [Member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares																						1,060
March 20, 2026 Debentures [Member]
Convertible debentures (Details) [Line Items]
Issue price per share (in Dollars per share) | $ / shares		$ 1,000
March 2026 Debenture Units [Member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares																		3,750
Related Party Total [Member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares																		300
March 2026 Debenture Units [Member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares																		1,400
Secured debentures [Member]
Convertible debentures (Details) [Line Items]
Description of common share																		Each unit consists of one (1) Unbuzzd Common Share and (ii) one Unbuzzd Warrant. Each Unbuzzd Warrant entitles the holder to acquire one additional Unbuzzd Common Share on or before July 25, 2027, for 115% of the Liquidity Event Price.The conversion price (“Unbuzzd Secured Debenture Conversion Price”) is equal to: i)US$1.20 post-consolidated price per Unit; ii)In the event of a Qualified Financing, then 0.80 multiplied by the Qualified Financing Price; or iii)In the event of a Liquidity Event, then 0.80 multiplied by the Liquidity Event Price:	Each unit consists of one (1) Unbuzzd Common Share and (ii) one Unbuzzd Warrant. Each Unbuzzd Warrant entitles the holder to acquire one additional Unbuzzd Common Share on or before July 25, 2027, for 115% of the Liquidity Event Price.The conversion price (“Unbuzzd Secured Debenture Conversion Price”) is equal to: i)US$1.20 post-consolidated price per Unit; ii)In the event of a Qualified Financing, then 0.80 multiplied by the Qualified Financing Price; or iii)In the event of a Liquidity Event, then 0.80 multiplied by the Liquidity Event Price:
Secured convertible debenture units (in Shares) | shares																											110
Subscription price																											$ 1,000
Principal amount secured convertible debenture																											1,111.11
Warrants gross proceeds																											$ 122,222